Note 15 - Financial Instruments (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Number of shares under share swap agreement	2,500,000
Value of shares under share swap agreement	$ 33,803
Foreign exchange basis curve length	5 years
Adjustment to mid-market consensus price, significant unobservable inputs, liabilities	5.00%
Currency risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	5.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss	$ 15,000
Interest rate risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss before taxes	$ 758	$ 332
Commodity price risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on profit or loss before taxes	$ 228,721,000
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on profit or loss before taxes	(227,245,000)
Credit risk [member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	283,431	14,666
Supplier risk [member]
Statement Line Items [Line Items]
Financial assets, at fair value	$ 4,737	4,980
Not later than one year [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged	50.00%
Not later than one year [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged	90.00%
Later than one year and not later than two years [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged	0.00%
Later than one year and not later than two years [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged	50.00%
Equity investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value	$ 36,314
Level 2 of fair value hierarchy [member] | Equity investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value	$ 36,314
Level 3 of fair value hierarchy [member] | Commodity price risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on profit or loss before taxes	$ 232,801
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on profit or loss before taxes	(231,393)
Level 3 of fair value hierarchy [member] | Equity investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value
Long-term debt [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	570,100	$ 542,000
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	$ 100,000
Borrowings, interest rate	6.75%
The 6.75% convertible bonds [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	$ 160,000
Borrowings, interest rate	6.75%
The 6.5% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.50%
Subordinated unsecured 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate	5.75%